Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	5.20563%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,410,278.64

Principal:
Principal Collections	$35,697,157.08
Prepayments in Full	$15,418,345.11
Liquidation Proceeds	$449,470.24
Recoveries	$8,827.53
Sub Total	$51,573,799.96
Collections	$57,984,078.60

Purchase Amounts:
Purchase Amounts Related to Principal	$87,291.68
Purchase Amounts Related to Interest	$544.60
Sub Total	$87,836.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$58,071,914.88

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$58,071,914.88
Servicing Fee	$1,427,075.46	$1,427,075.46	$0.00	$0.00	$56,644,839.42
Interest - Class A-1 Notes	$335,482.46	$335,482.46	$0.00	$0.00	$56,309,356.96
Interest - Class A-2a Notes	$1,455,075.00	$1,455,075.00	$0.00	$0.00	$54,854,281.96
Interest - Class A-2b Notes	$1,479,266.53	$1,479,266.53	$0.00	$0.00	$53,375,015.43
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$50,598,490.43
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$50,212,643.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,212,643.76
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$49,971,802.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,971,802.26
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$49,971,802.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$49,971,802.26
Regular Principal Payment	$70,744,966.84	$49,971,802.26	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$58,071,914.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$49,971,802.26
Total					$49,971,802.26

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$49,971,802.26	$142.78	$335,482.46	$0.96	$50,307,284.72	$143.74
Class A-2a Notes	$0.00	$0.00	$1,455,075.00	$4.50	$1,455,075.00	$4.50
Class A-2b Notes	$0.00	$0.00	$1,479,266.53	$4.48	$1,479,266.53	$4.48
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$49,971,802.26	$27.13	$6,673,037.16	$3.62	$56,644,839.42	$30.75

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$70,744,966.84	0.2021285	$20,773,164.58	0.0593519
Class A-2a Notes	$323,350,000.00	1.0000000	$323,350,000.00	1.0000000
Class A-2b Notes	$330,000,000.00	1.0000000	$330,000,000.00	1.0000000
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,562,834,966.84	0.8484032	$1,512,863,164.58	0.8212754

Pool Information
Weighted Average APR	4.674%	4.676%
Weighted Average Remaining Term	53.08	52.30
Number of Receivables Outstanding	48,613	47,756
Pool Balance	$1,712,490,553.08	$1,660,388,078.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,580,932,005.63	$1,533,679,408.09
Pool Factor	0.8564685	0.8304105

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$126,708,670.42
Targeted Overcollateralization Amount	$163,550,646.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$147,524,913.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$450,210.46
(Recoveries)		5	$8,827.53
Net Loss for Current Collection Period			$441,382.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3093%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1587%
Second Prior Collection Period			0.1242%
Prior Collection Period			0.2928%
Current Collection Period			0.3141%
Four Month Average (Current and Prior Three Collection Periods)			0.2224%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		433	$1,434,224.67
(Cumulative Recoveries)			$9,212.53
Cumulative Net Loss for All Collection Periods			$1,425,012.14
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0713%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,312.30
Average Net Loss for Receivables that have experienced a Realized Loss			$3,291.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.55%	224	$9,071,651.93
61-90 Days Delinquent	0.11%	39	$1,791,726.63
91-120 Days Delinquent	0.01%	5	$177,768.38
Over 120 Days Delinquent	0.01%	4	$235,616.84
Total Delinquent Receivables	0.68%	272	$11,276,763.78

Repossession Inventory:
Repossessed in the Current Collection Period		18	$833,950.07
Total Repossessed Inventory		30	$1,349,661.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0564%
Prior Collection Period			0.0926%
Current Collection Period			0.1005%
Three Month Average			0.0832%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1328%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	127	$5,704,366.55
2 Months Extended	229	$10,431,023.51
3+ Months Extended	42	$1,988,266.72

Total Receivables Extended	398	$18,123,656.78
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer